INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

As of December 31, 2010 and December 31, 2011, the Group had the following amounts related to the intangible assets:

	Weighted	December 31, 2010				December 31, 2011
	average		Accumulated	Impairment	Net carrying		Accumulated	Impairment	Net carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Customer base	5 years	$12,392,843	$(5,722,057)	$(5,155,818)	$1,514,968	$12,899,107	$(6,635,203)	$(5,366,440)	$897,464
Non-compete agreements	10 years	3,979,249	(1,017,737)	(2,450,765)	510,747	4,141,808	(1,132,013)	(2,550,882)	458,913
Patents	10 years	242,597	(39,293)	—	203,304	252,507	(63,264)	—	189,243
Trademark	10 years	133,095	(13,310)	—	119,785	138,533	(27,707)	—	110,826
Concession contracts	9 years	93,620,494	(10,746,917)	(41,280,447)	41,593,130	97,445,016	(16,597,474)	(42,966,808)	37,880,734
Technology	9 years	347,863	(41,212)	(306,651)	—	362,074	(42,896)	(319,178)	—
		$110,716,141	$(17,580,526)	$(49,193,681)	$43,941,934	$115,239,045	$(24,498,557)	$(51,203,308)	$39,537,180

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates.  For the year ended December 31, 2010, the Group recorded an impairment loss of $49,193,681 on its intangible assets, in connection with the three advertising businesses (Peak, Goldwhite and Ahead) which were acquired in 2008 due to significant decline in customer demand arising from change in relevant regulations for advertising industry in the PRC in 2010, as well as DMG which was acquired in 2010 due to poorer than expected performance of these businesses of the Group in 2010 as detailed in Note 7.

No impairment loss on the intangible assets was recorded during the year ended December 31, 2011 and the increase from prior year relates to foreign currency translation.

The Group recorded amortization expense as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenue	$—	$10,184,158	$5,322,301
Selling and marketing expense	2,765,578	1,846,770	740,238
General and administrative expense	17,219	33,805	35,647
	$2,782,797	$12,064,733	$6,098,186

The Group will record amortization expense related to the above intangible assets of $6,098,186 for the year ending December 31, 2012, $5,647,833 for the year ending December 31, 2013, and $5,433,208 for each of the years ending December 31, 2014, 2015 and 2016, respectively.